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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8056

                             MMA Praxis Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 3435 Stelzer Road               Columbus, OH 43219
--------------------------------------------------------------------------------
        (Address of principal executive offices)     (Zip code)

          BISYS Fund Services     3435 Stelzer Rd.        Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (614)-470-8000

Date of fiscal year end: 12/31/04

Date of reporting period: 9/30/04

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

MMA PRAXIS INTERMEDIATE INCOME FUND

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

                                                                       PRINCIPAL
                                                                         AMOUNT                       VALUE
                                                                         ------                       -----
COLLATERALIZED MORTGAGE OBLIGATIONS  (0.1%)
Fannie Mae, Series 1997-M4, Class C,                                     234,777                  $     239,582
                                                                                                  -------------
7.45%, 8/17/18, ACES

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                               239,582
                                                                                                  -------------
CORPORATE BONDS  (40.5%)
AGRICULTURAL SERVICES  (0.6%)
Cargill, Inc., 7.50%, 9/1/26 (a)                                       1,250,000                      1,478,513
                                                                                                  -------------
ASSET BACKED SECURITIES  (1.7%)
Discover Card Master Trust, 6.85%,                                     1,215,000                      1,232,119
7/17/07
Fleet Credit Card Master Trust II, Class                               1,000,000                      1,044,840
A, 5.60%, 12/15/08
MBNA Credit Card Master Note Trust,                                    1,000,000                        996,914
Series 2003-A1, 3.30%, 7/15/10
Regions Auto Receivables Trust, 2.63%,                                   603,175                        604,316
 1/16/07
Standard Credit Card Master Trust,                                       715,000                        762,586
                                                                                                  -------------
Series 1994-2, 7.25%, 4/7/08
                                                                                                      4,640,775
                                                                                                  -------------
AUTOMOTIVE  (0.4%)
Lear Corp., Series B, 8.11%, 5/15/09                                     825,000                        952,541
                                                                                                  -------------
BROADCASTING/CABLE  (0.9%)
Clear Channel Communications, 4.63%,                                     500,000                        509,175
 1/15/08 (b)
Comcast Corp., 5.85%, 1/15/10                                          1,000,000                      1,064,262
Cox Enterprises, Inc., 8.00%, 2/15/07,                                   725,000                        778,101
                                                                                                  -------------
(a)
                                                                                                      2,351,538
                                                                                                  -------------
BROKERAGE SERVICES  (1.7%)
Goldman Sachs Group, 6.65%,                                            1,000,000                      1,113,607
5/15/09
Legg Mason, Inc., 6.75%, 7/2/08                                        1,300,000                      1,431,686
Lehman Brothers Holdings, 7.00%,                                       1,000,000                      1,103,578
2/1/08
Morgan Stanley, 5.30%, 3/1/13                                          1,000,000                      1,024,934
                                                                                                  -------------
                                                                                                      4,673,805
                                                                                                  -------------
BUSINESS SERVICES  (0.5%)
Equifax, Inc., 6.90%, 7/1/28                                           1,250,000                      1,370,231
                                                                                                  -------------
CAPITAL GOODS  (0.4%)
Cummins Engine Co., Inc., 6.45%,                                       1,000,000                      1,012,500
                                                                                                  -------------
3/1/05

COMMERCIAL BANKS  (1.3%)
Bank of America Corp., 7.75%,                                          1,000,000                      1,210,105
8/15/15
Corporation Andina de Fomento                                          1,000,000                      1,019,504
California, 5.20%, 5/21/13
State Street Corp., 7.35%, 6/15/26                                     1,000,000                      1,202,275
                                                                                                  -------------
                                                                                                      3,431,884
                                                                                                  -------------
COMMERCIAL BANKS--SOUTHERN U.S.  (0.8%)
Bank One Texas, 6.25%, 2/15/08                                         1,950,000                      2,110,021
                                                                                                  -------------
COMPUTER SERVICES  (0.4%)
Unisys Corp., 8.13%, 6/1/06                                            1,000,000                      1,066,250
                                                                                                  -------------
CONSTRUCTION  (0.8%)
D.R. Horton, Inc., 8.50%, 4/15/12                                        500,000                        565,000
KB Home, 8.63%, 12/15/08 (b)                                             500,000                        562,500
Lafarge North America, 6.38%, 7/15/05                                  1,000,000                      1,026,638
                                                                                                  -------------
                                                                                                      2,154,138
                                                                                                  -------------
CONSUMER GOODS & SERVICES  (0.8%)
VF Corp., 8.10%, 10/1/05                                               1,950,000                      2,049,713
                                                                                                  -------------
DATA PROCESSING & REPRODUCTION  (0.4%)
First Data Corp., 5.80%, 12/15/08                                      1,000,000                      1,084,476
                                                                                                  -------------
ELECTRIC - INTEGRATED  (2.0%)
Alabama Power Co., Series V, 5.60%,                                    1,000,000                        989,993
3/15/33
Kansas Gas & Electric, 6.50%, 8/1/05                                     250,000                        257,728
Kansas Gas & Electric, 6.50%, 8/1/05                                     290,000                        298,364
Midamerican Energy Co., 6.75%,                                         1,500,000                      1,716,122
12/30/31
Pacific Gas & Electric, 6.05%, 3/1/34 (b)                              1,000,000                      1,017,802
Pepco Holdings, Inc., 3.75%, 2/15/06                                   1,000,000                      1,008,915
                                                                                                  -------------
                                                                                                      5,288,924
                                                                                                  -------------
ELECTRIC SERVICES  (0.7%)
AEP Texas North Co., Series B, 5.50%,                                  1,000,000                      1,039,556
 3/1/13
FPL Energy Caithness Funding, 7.65%,                                     843,960                        902,894
                                                                                                  -------------
12/31/18 (a)
                                                                                                      1,942,450
                                                                                                  -------------
ELECTRONIC COMPONENTS - SEMICONDUCTORS  (0.6%)
Applied Materials, Inc., 7.13%,                                        1,400,000                      1,638,059
                                                                                                  -------------
10/15/17
ENTERTAINMENT  (0.4%)
Harman International Ind., 7.32%,                                      1,000,000                      1,092,845
                                                                                                  -------------
7/1/07
FINANCE - AUTO LOANS  (0.4%)
Ford Motor Credit Co., 7.25%,                                          1,000,000                      1,082,137
                                                                                                  -------------
10/25/11
FINANCIAL SERVICES  (3.7%)
Citifinancial, 6.13%, 12/1/05                                          1,371,000                      1,426,132
Equitable Life, 6.95%, 12/1/05 (a)                                     1,000,000                      1,047,594
Export Funding Trust, 8.21%,                                              58,517                         61,845

12/29/06
General Electric Capital Corp., 6.88%,                                 1,000,000                      1,136,829
11/15/10
General Electric Capital Corp., 6.75%,                                 1,000,000                      1,150,907
3/15/32
General Motors Acceptance Corp.,                                       1,900,000                      1,996,306
6.13%, 2/1/07 (b)
JP Morgan Securities, Inc., 4.50%,                                       994,507                        994,507
9/25/34
LB Mortgage Trust, 7.81%, 1/15/09                                         66,723                         67,223
SLM Corp., 4.00%, 1/15/09                                              1,000,000                      1,002,273
Wells Fargo Co., 5.13%, 9/1/12                                         1,250,000                      1,284,779
                                                                                                  -------------
                                                                                                     10,168,395
                                                                                                  -------------
FIRE, MARINE, AND CASUALTY INSURANCE  (0.4%)
Berkley Corp., 5.13%, 9/30/10                                          1,000,000                      1,021,976
                                                                                                  -------------
FOOD PROCESSING  (1.1%)
Dean Foods Co., 8.15%, 8/1/07                                            750,000                        815,625
General Mills, Inc., 5.13%, 2/15/07                                    1,000,000                      1,041,482
Hormel Foods Corp., 6.63%, 6/1/11                                      1,000,000                      1,122,195
                                                                                                  -------------
                                                                                                      2,979,302
                                                                                                  -------------
GENERAL MEDICAL & SURGICAL HOSPITALS  (0.4%)
Healthcare (Hca), Inc., 6.95%, 5/1/12                                  1,000,000                      1,079,763
                                                                                                  -------------
GOVERNMENTS (FOREIGN)  (0.2%)
CANADA  (0.2%)
Province of Ontario, 5.70%, 12/1/08                                      500,000                        421,504
                                                                                                  -------------
HOME DECORATION PRODUCTS  (0.5%)
Leggett & Platt, Inc., 7.65%, 2/15/05                                  1,359,000                      1,381,809
                                                                                                  -------------
INDUSTRIAL GASES  (0.4%)
Praxair, Inc., 6.85%, 6/15/05                                          1,150,000                      1,183,014
                                                                                                  -------------
INDUSTRIAL GOODS & SERVICES  (0.5%)
Masco Corp., 7.75%, 8/1/29                                             1,000,000                      1,226,045
                                                                                                  -------------
INSURANCE  (2.9%)
Allstate Corp., 7.50%, 6/15/13                                         1,100,000                      1,307,761
Chubb Corp., 6.60%, 8/15/18                                            1,200,000                      1,340,260
Lincoln National Corp., 9.13%,                                         1,000,000                      1,043,320
10/1/24
Nationwide CSN Trust, 9.88%,                                           1,000,000                      1,067,831
2/15/25
Old Republic International Corp.,                                      1,000,000                      1,094,724
7.00%, 6/15/07
Phoenix Home Life Mutual, 6.95%,                                       1,000,000                      1,058,420
12/1/06 (a)
Principal Life Global, 6.25%, 2/15/12                                  1,000,000                      1,104,007
                                                                                                  -------------
(a) (b)
                                                                                                      8,016,323
                                                                                                  -------------
INTERNAL COMBUSTION ENGINES, N.E.C.  (0.4%)
Briggs & Stratton Corp., 8.88%,                                        1,000,000                      1,193,750
                                                                                                  -------------
3/15/11
MACHINERY - GENERAL INDUSTRIAL  (0.4%)
Dover Corp., 6.45%, 11/15/05                                           1,100,000                      1,143,366
                                                                                                  -------------

MEDICAL EQUIPMENT & SUPPLIES  (0.4%)
Beckman Instruments, Inc., 7.05%,                                      1,010,000                      1,156,139
                                                                                                  -------------
6/1/26
NATURAL GAS PRODUCTION AND/OR DISTRIBUTION  (2.7%)
Indiana Gas Co., 6.55%, 6/30/28                                          250,000                        260,082
Keyspan Corp., 8.00%, 11/15/30                                           250,000                        324,677
Keyspan Gas East, 7.88%, 2/1/10                                        1,250,000                      1,470,989
Laclede Group, Inc., 8.50%, 11/15/04                                   1,050,000                      1,057,009
National Fuel Gas Co., 6.30%,                                          1,000,000                      1,081,656
5/27/08
Northern Natural Gas, 5.38%, 10/31/12                                  1,000,000                      1,046,981
(a)
Southern Union Co., 8.25%, 11/15/29                                    1,550,000                      1,907,795
                                                                                                  -------------
                                                                                                      7,149,189
                                                                                                  -------------
OIL & GAS EXPLORATION, PRODUCTION & SERVICES  (2.9%)
Anadarko Finance Co., 7.50%, 5/1/31                                    1,550,000                      1,895,038
(a)
Burlington Resources, Inc., 7.38%,                                     1,073,000                      1,270,008
3/1/29
Conoco, Inc., 6.95%, 4/15/29                                           1,075,000                      1,240,344
EOG Resources, Inc., 6.00%, 12/15/08                                   1,030,000                      1,114,089

Pemex Project, 7.38%, 12/15/14                                           500,000                        545,000
Pioneer Natural Resource, 6.50%,                                       1,000,000                      1,083,989
1/15/08
XTO Energy, Inc., 7.50%, 4/15/12 (b)                                     500,000                        587,394
                                                                                                  -------------
                                                                                                      7,735,862
                                                                                                  -------------
OPERATIVE BUILDERS  (0.1%)
Centex Corp., 7.38%, 6/1/05                                              300,000                        307,270
                                                                                                  -------------
PAPER PRODUCTS  (0.8%)
Boise Cascade Co., 7.50%, 2/1/08                                       1,000,000                      1,110,000
Westvaco Corp., 6.85%, 11/15/04                                        1,000,000                      1,003,898
                                                                                                  -------------
                                                                                                      2,113,898
                                                                                                  -------------
PHARMACEUTICALS  (0.4%)
Cardinal Health, Inc., 6.25%, 7/15/08                                  1,020,000                      1,076,590
                                                                                                  -------------
PUBLISHING: NEWSPAPERS  (1.1%)
Knight- Ridder, Inc., 7.13%, 6/1/11                                    1,500,000                      1,723,247
Thomson Corp., 6.20%, 1/5/12                                           1,200,000                      1,323,426
                                                                                                  -------------
                                                                                                      3,046,673
                                                                                                  -------------
REAL ESTATE  (0.8%)
EOP Operating LP, 7.00%, 7/15/11                                       1,000,000                      1,123,413
Vornado Realty, 4.50%, 8/15/09                                         1,000,000                      1,002,117
                                                                                                  -------------
                                                                                                      2,125,530
                                                                                                  -------------
RETAIL - DISCOUNT  (0.4%)
Dollar General Corp., 8.63%, 6/15/10                                   1,000,000                      1,150,000
                                                                                                  -------------
RETAIL - FOOD  (0.7%)
Kroger Co., 7.63%, 9/15/06                                             1,000,000                      1,081,705
YUM! Brands, Inc., 8.88%, 4/15/11                                        750,000                        932,519
                                                                                                  -------------
                                                                                                      2,014,224
                                                                                                  -------------
SURGICAL AND MEDICAL INSTRUMENTS  (0.4%)
Guidant Corp., 6.15%, 2/15/06                                          1,000,000                      1,041,767
                                                                                                  -------------

TELEPHONE - INTEGRATED  (1.3%)

GTE California, Inc., 7.65%, 3/15/07                                   1,000,000                      1,099,668
Sprint Capital Corp., 7.63%, 1/30/11                                   1,000,000                      1,155,331
Verizon New York, Inc., Series A,                                      1,000,000                      1,112,033
                                                                                                  -------------
6.88%, 4/1/12
                                                                                                      3,367,032
                                                                                                  -------------
TRANSPORTATION SERVICES  (1.8%)
Golden State Petroleum Transportation,                                 1,000,000                      1,012,410
8.04%, 2/1/19
Union Tank Car Co., 7.13%, 2/1/07                                      1,550,000                      1,673,259
United Parcel Service, 8.38%, 4/1/30                                   1,500,000                      2,040,024
                                                                                                  -------------
                                                                                                      4,725,693
                                                                                                  -------------
UTILITIES - NATURAL GAS  (1.0%)
Michigan Consolidated Gas Co., 8.25%,                                  2,050,000                      2,566,235
                                                                                                  -------------
 5/1/14
TOTAL CORPORATE BONDS                                                                               108,812,149
                                                                                                  -------------
CORPORATE NOTES  (0.4%)
COMMUNITY DEVELOPMENT  (0.4%)
MMA Community Development                                                625,000                        620,500
Investment, Inc., 2.80%, 1/1/05, (c)
MMA Community Development                                                350,000                        346,693
                                                                                                  -------------
Investment, Inc., 1.87%, 1/1/05, (c)
TOTAL CORPORATE NOTES                                                                                   967,193
                                                                                                  -------------
INTEREST ONLY BOND  (0.3%)
GOVERNMENT NATIONAL MORTGAGE ASSOC.  (0.3%)
1.23%, 4/16/27                                                        13,633,559                        695,887
                                                                                                  -------------
TOTAL INTEREST ONLY BOND                                                                                695,887
                                                                                                  -------------
MEDIUM TERM NOTES  (0.4%)
ELECTRIC - INTEGRATED  (0.4%)
Puget Sound Energy, Inc., 6.74%,                                       1,000,000                      1,162,644
                                                                                                  -------------
6/15/18
TOTAL MEDIUM TERM NOTES                                                                               1,162,644
                                                                                                  -------------
MUNICIPAL BONDS  (0.3%)
GENERAL OBLIGATIONS  (0.2%)
MONTANA  (0.2%)
Billings Federal Office LTD., 7.25%, 2/15/15                             379,000                        395,487
                                                                                                  -------------
URBAN AND COMMUNITY DEVELOPMENT  (0.1%)
NEW YORK  (0.1%)
United Nations Development Corp., 8.80%, 7/1/26                          300,000                        319,761
                                                                                                  -------------
TOTAL MUNICIPAL BONDS                                                                                   715,248
                                                                                                  -------------
MUTUAL FUND  (0.5%)
MUTUAL FUNDS  (0.5%)
Pax World High Yield Fund                                                164,827                      1,422,461
                                                                                                  -------------
TOTAL MUTUAL FUND                                                                                     1,422,461
                                                                                                  -------------

U.S. GOVERNMENT AGENCIES  (55.0%)
FANNIE MAE  (29.2%)
5.75%, 6/15/05                                                        1,030,000                     1,055,170
2.25%, 5/15/06 (b)                                                    1,750,000                     1,740,221
5.25%, 6/15/06 (b)                                                      750,000                       782,016
7.25%, 1/1/07                                                         1,625,000                     1,737,734
4.75%, 1/2/07 (b)                                                     1,250,000                     1,296,081
5.00%, 1/15/07                                                        2,250,000                     2,352,967
6.63%, 10/15/07                                                         450,000                       493,989
5.25%, 1/15/09 (b)                                                    1,800,000                     1,917,115
7.25%, 1/15/10                                                        2,450,000                     2,841,150
6.63%, 11/15/10 (b)                                                   5,050,000                     5,743,836
7.45%, 10/1/11                                                        3,117,669                     3,358,937
6.13%, 3/15/12 (b)                                                    2,700,000                     3,008,076
4.38%, 9/15/12 (b)                                                    2,400,000                     2,395,351
4.38%, 7/17/13                                                        5,250,000                     5,088,795
4.13%, 4/15/14 (b)                                                    4,100,000                     3,949,478
7.35%, 1/1/15                                                           400,529                       444,216
7.00%, 7/1/15                                                            34,293                        36,583
6.00%, 4/1/16                                                           865,840                       908,208
6.00%, 8/1/16                                                           230,787                       242,080
6.00%, 11/1/16                                                          901,597                       945,715
6.00%, 11/1/16                                                          792,111                       830,871
5.50%, 12/1/16                                                          586,474                       606,862
5.50%, 2/1/17                                                           378,546                       392,245
5.50%, 10/1/17                                                          171,245                       177,198
5.00%, 10/1/17                                                          996,532                     1,015,262
5.00%, 3/1/18                                                         1,854,416                     1,887,979
5.00%, 7/1/18                                                         1,408,831                     1,434,330
5.00%, 9/1/18                                                         1,797,466                     1,829,998
7.00%, 11/1/19                                                          188,206                       200,225
7.00%, 11/1/19                                                          313,832                       333,873
7.00%, 1/1/24                                                         1,068,626                     1,133,549
5.00%, 4/1/24                                                         2,403,792                     2,411,923
8.50%, 9/1/26                                                           595,417                       656,420
7.00%, 8/1/29                                                         1,193,653                     1,266,172
6.50%, 6/1/32                                                           729,972                       766,227
6.00%, 10/1/32                                                          601,377                       623,171
5.00%, 2/1/33                                                         1,637,983                     1,624,937
5.50%, 3/1/33                                                         1,428,524                     1,451,549
5.50%, 4/1/33                                                         1,011,690                     1,027,303
3.62%, 6/1/33                                                         1,722,619                     1,737,994
6.00%, 8/1/33                                                         1,657,437                     1,716,894
6.00%, 10/1/33                                                        1,542,206                     1,597,529
4.38%, 10/1/33                                                        2,850,953                     2,895,948
5.50%, 2/1/34                                                         1,755,362                     1,780,785
4.06%, 2/1/34                                                         2,481,007                     2,554,422
3.85%, 4/1/34                                                         1,392,559                     1,405,874
2.81%, 4/1/34                                                           917,006                       951,174
5.50%, 5/1/34                                                         1,968,926                     1,999,311
4.26%, 5/1/34                                                         1,919,905                     1,940,140
                                                                                                   ----------
                                                                                                   78,587,883
                                                                                                   ----------
FEDERAL HOME LOAN BANK  (1.3%)
3.63%, 10/15/04                                                         500,000                       500,329
6.50%, 11/15/05                                                         750,000                       783,607
3.75%, 8/15/07 (b)                                                    1,000,000                     1,015,872
6.63%, 11/15/10                                                         900,000                     1,023,196

3.88%, 6/14/13                                                          300,000                       287,348
                                                                                                   ----------
                                                                                                    3,610,352
                                                                                                   ----------
FREDDIE MAC  (20.7%)

6.88%, 1/15/05                                                          860,000                       872,225
5.95%, 1/19/06                                                          300,000                       313,044
3.30%, 9/14/07                                                        1,000,000                     1,003,146
3.50%, 2/15/08                                                          700,000                       881,062
2.75%, 3/15/08 (b)                                                      850,000                       835,282
9.00%, 6/1/08                                                             2,453                         2,758
6.75%, 1/15/09                                                          563,326                       582,363
4.00%, 9/1/10                                                         1,797,721                     1,798,957
6.88%, 9/15/10 (b)                                                    3,000,000                     3,451,302
5.50%, 7/1/17                                                           645,223                       667,942
5.00%, 10/1/17                                                        1,324,007                     1,348,636
5.50%, 11/1/17                                                        1,947,872                     2,016,459
6.00%, 2/1/18                                                         1,281,919                     1,344,293
5.00%, 5/1/18                                                         1,165,119                     1,185,842
5.00%, 6/1/18                                                         1,141,806                     1,162,114
4.50%, 6/1/18                                                         2,869,128                     2,866,457
5.00%, 9/1/18                                                         1,700,763                     1,731,013
5.00%, 9/1/18                                                         1,600,680                     1,629,150
5.00%, 10/1/18                                                        1,710,116                     1,740,533
5.00%, 11/1/18                                                        1,798,480                     1,830,468
5.00%, 5/15/23                                                        3,500,000                       328,738
5.00%, 7/1/23                                                         2,522,865                     2,534,541
5.00%, 4/15/29                                                        2,000,000                       519,888
6.75%, 9/15/29 (b)                                                    1,675,000                     1,987,975
7.00%, 2/1/30                                                         1,324,608                     1,405,498
7.50%, 7/1/30                                                         1,599,225                     1,715,134
6.50%, 2/1/31                                                           146,483                       153,823
7.00%, 3/1/31                                                         1,095,072                     1,161,945
6.75%, 3/15/31                                                        3,880,000                     4,631,547
6.50%, 5/1/31                                                           331,882                       348,411
6.50%, 8/1/31                                                            79,895                        83,877
6.50%, 2/1/32                                                           711,114                       746,561
6.00%, 10/1/32                                                        2,059,428                     2,130,177
5.50%, 11/15/32                                                       1,200,000                       441,969
5.50%, 8/1/33                                                         3,228,972                     3,280,254
5.50%, 11/1/33                                                        1,880,291                     1,910,154
5.50%, 12/1/33                                                        1,720,817                     1,748,147
3.04%, 5/1/34                                                         1,943,006                     1,929,141
2.94%, 5/1/34                                                         1,456,502                     1,444,053
                                                                                                   ----------
                                                                                                   55,764,879
                                                                                                   ----------
GOVERNMENT NATIONAL MORTGAGE ASSOC.  (3.7%)

7.50%, 9/15/07                                                           78,186                        83,392
6.75%, 4/15/16                                                          155,258                       166,373
7.00%, 12/20/30                                                         425,621                       452,704
6.50%, 4/20/31                                                          474,406                       500,225
6.50%, 7/20/31                                                          389,843                       410,892
7.00%, 10/20/31                                                         243,787                       259,300
6.50%, 10/20/31                                                         857,041                       903,685
7.00%, 3/20/32                                                        1,163,159                     1,237,173
6.50%, 5/20/32                                                          511,465                       539,217
3.50%, 1/20/34                                                        2,252,828                     2,268,155
6.93%, 9/15/39                                                        2,059,457                     2,283,206
6.85%, 10/15/39                                                         731,546                       816,928
                                                                                                   ----------
                                                                                                    9,921,250
                                                                                                   ----------

SMALL BUSINESS ADMINISTRATION  (0.1%)
2.00%, 9/25/18                                                           160,855                      160,866
                                                                                                 ------------
TOTAL U.S. GOVERNMENT AGENCIES                                                                    148,045,230
                                                                                                 ------------

U.S. GOVERNMENT AGENCIES - DISCOUNT NOTES (0.6%)

FEDERAL NATIONAL MORTGAGE ASSOCIATION  (0.6%)
1.72%, 10/5/04                                                         1,485,000                    1,484,713
                                                                                                 ------------
TOTAL U.S. GOVERNMENT AGENCIES - DISCOUNT NOTES                                                     1,484,713
                                                                                                 ------------

U.S. TREASURY OBLIGATIONS  (0.0%)

PRIVATE EXPORT FUNDING  (0.0%)

Export Funding Trust, Series 1994-A,                                      20,000                       20,310
                                                                                                 ------------
Class A, 7.89%, 2/15/05

TOTAL U.S. TREASURY OBLIGATIONS                                                                        20,310
                                                                                                 ------------

SECURITIES HELD AS COLLATERAL FOR SECURITIES PURPOSES (11.7%)
SHORT TERM (11.7%)

Bank of New York City Collateral                                          40,062                       40,062
Credit Suisse First Boston Collateral                                  3,407,928                    3,407,928
Northern Institutional Liquid Assets Portfolio                        26,952,699                   26,952,699
Salomon Collateral                                                     1,068,956                    1,068,956
Standard Chartered Bank Letter of Credit                                  53,891                       53,891
U.S. Treasury, 7.63, 11/15/22                                                962                          962
                                                                                                 ------------
                                                                                                   31,524,498
                                                                                                 ------------

TOTAL INVESTMENTS (COST $290,114,049) (D)   -   109.9%                                            295,089,915
LIABILITIES IN EXCESS OF OTHER ASSETS -   (9.9%)                                                  (26,463,922)
                                                                                                 ------------

NET ASSETS   -   100.0%                                                                          $268,625,993
                                                                                                 ============

------------
(a) 144A security which is restricted as to resale to institutional investors. These securities have been deemed liquid under guidelines established by the Board of Trustees.

(b) All or part of this security was on loan as of September 30, 2004.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees.

(d) Represents cost for financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation.........................                        $ 5,300,986
Unrealized depreciation.........................                           (325,120)
                                                                        -----------
Net unrealized depreciation....................                         $ 4,975,866

* Effective yields at purchase.

+ Variable rate security. Rates presented are the rates in effect at September 30, 2004.

ACES -Automatic Common Exchange Securities

See notes to financial statements.

SEE NOTES TO FINANCIAL STATEMENTS.

MMA PRAXIS CORE STOCK FUND

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

                                                                                   SHARES                      VALUE
                                                                                   ------                      -----
COMMON STOCKS  (95.1%)
BANKS  (5.3%)

Bank of America Corp.                                                              160,000                  $  6,932,800
Wells Fargo Co.                                                                    158,000                     9,421,540
                                                                                                            ------------
                                                                                                              16,354,340
                                                                                                            ------------
BEVERAGES  (2.6%)
PepsiCo, Inc.                                                                      167,000                     8,124,550
                                                                                                            ------------
BROKERAGE SERVICES  (2.7%)
Goldman Sachs Group, Inc.                                                           37,000                     3,449,880
J.P. Morgan Chase & Co.                                                            118,852                     4,721,990
                                                                                                            ------------
                                                                                                               8,171,870
                                                                                                            ------------
CHEMICALS - GENERAL  (1.7%)
Air Products & Chemicals, Inc.                                                      94,000                     5,111,720
                                                                                                            ------------
COMPUTERS & PERIPHERALS  (3.9%)
Cisco Systems, Inc. (a)                                                            227,000                     4,108,700
Dell, Inc.  (a)                                                                    112,000                     3,987,200
Intel Corp.                                                                        199,000                     3,991,940
                                                                                                            ------------
                                                                                                              12,087,840
                                                                                                            ------------
CONSUMER GOODS & SERVICES  (2.9%)
Procter & Gamble Co.                                                               167,000                     9,038,040
                                                                                                            ------------
COSMETICS & TOILETRIES  (3.0%)
Gillette Co.                                                                        83,800                     3,497,812
Kimberly Clark Corp.                                                                89,600                     5,787,264
                                                                                                            ------------
                                                                                                               9,285,076
                                                                                                            ------------
ELECTRONIC & ELECTRICAL - GENERAL  (5.0%)
Emerson Electric Co.                                                               107,000                     6,622,230
Jabil Circuit, Inc.  (a)                                                           195,000                     4,485,000
Texas Instruments, Inc.                                                             87,000                     1,851,360
Thomas & Betts Corp.                                                                90,600                     2,429,892
                                                                                                            ------------
                                                                                                              15,388,482
                                                                                                            ------------
FINANCIAL SERVICES  (6.8%)
Citigroup, Inc.                                                                    159,500                     7,037,140
Fannie Mae                                                                         115,000                     7,291,000
MBNA Corp.                                                                         261,000                     6,577,200
                                                                                                            ------------
                                                                                                              20,905,340
                                                                                                            ------------
FOOD DISTRIBUTORS & WHOLESALERS  (1.3%)
Sysco Corp.                                                                        138,000                     4,128,960
                                                                                                            ------------
FOOD PRODUCTS  (2.5%)
General Mills, Inc.                                                                 82,000                     3,681,800
Sara Lee Corp.                                                                     175,000                     4,000,500
                                                                                                            ------------
                                                                                                               7,682,300
                                                                                                            ------------
HOME DECORATION PRODUCTS  (1.3%)
Newell Rubbermaid, Inc.                                                            206,100                     4,130,244
                                                                                                            ------------
INDUSTRIAL GOODS & SERVICES  (2.3%)
Masco Corp.                                                                        206,000                     7,113,180
                                                                                                            ------------
INSURANCE  (6.7%)
Allstate Corp.                                                                     104,000                     4,990,960
American International Group, Inc.                                                 115,000                     7,818,850
Chubb Corp.                                                                         64,000                     4,497,920

Protective Life Corp.                                                      82,000                             3,223,420
                                                                                                             ----------
                                                                                                             20,531,150
                                                                                                             ----------
MANUFACTURING  (1.9%)
3M Co.                                                                     21,000                             1,679,370
Dover Corp.                                                               107,500                             4,178,525
                                                                                                             ----------
                                                                                                              5,857,895
                                                                                                             ----------
MEDICAL SUPPLIES  (6.7%)
Biomet, Inc.                                                               51,000                             2,390,880
Johnson & Johnson, Inc.                                                   169,500                             9,547,935
Medtronic, Inc.                                                           170,000                             8,823,000
                                                                                                             ----------
                                                                                                             20,761,815
                                                                                                             ----------
MULTIMEDIA  (0.7%)

Time Warner, Inc.  (a)                                                    139,300                             2,248,302
                                                                                                             ----------
NEWSPAPERS  (1.1%)

Gannett Co., Inc.                                                          39,900                             3,342,024
                                                                                                             ----------
OFFICE EQUIPMENT & SERVICES  (2.5%)

Pitney Bowes, Inc.                                                        173,000                             7,629,300
                                                                                                             ----------
OIL & GAS EXPLORATION, PRODUCTION & SERVICES  (3.2%)

Anadarko Petroleum Corp.                                                   88,200                             5,852,952
ENSCO International, Inc.                                                  54,900                             1,793,583
Transocean Sedco Forex, Inc.  (a)                                          62,000                             2,218,360
                                                                                                             ----------
                                                                                                              9,864,895
                                                                                                             ----------
OIL - INTEGRATED  (3.6%)
BP Amoco PLC ADR                                                          193,300                            11,120,549
                                                                                                             ----------
OILFIELD SERVICES & EQUIPMENT  (0.8%)

Schlumberger Ltd.                                                          38,000                             2,557,780
                                                                                                             ----------
PACKAGING/CONTAINERS  (1.7%)

Sonoco Products Co.                                                       192,640                             5,093,402
                                                                                                             ----------
PHARMACEUTICALS  (7.5%)
Cardinal Health, Inc.                                                     189,000                             8,272,530
Merck & Co., Inc.                                                         130,000                             4,290,000
Pfizer, Inc.                                                              334,000                            10,220,399
                                                                                                             ----------
                                                                                                             22,782,929
                                                                                                             ----------
RAILROADS  (1.1%)

Norfolk Southern Corp.                                                    109,000                             3,241,660
                                                                                                             ----------
RESTAURANTS  (0.8%)

Wendy's International, Inc.                                                70,000                             2,352,000
                                                                                                             ----------
RETAIL  (6.3%)

Dollar General Corp. (b)                                                  240,999                             4,856,130
Lowe's Cos., Inc.                                                         111,000                             6,032,850
Target Corp.                                                              188,000                             8,507,000
                                                                                                             ----------
                                                                                                             19,395,980
                                                                                                             ----------
SOFTWARE & COMPUTER SERVICES  (5.9%)
First Data Corp.                                                          105,000                             4,567,500
Microsoft Corp.                                                           333,000                             9,207,450
Oracle Corp.  (a)                                                         397,000                             4,478,160
                                                                                                             ----------
                                                                                                             18,253,110
                                                                                                             ----------
TECHNOLOGY  (0.5%)

Applied Materials, Inc.  (a)                                               93,800                             1,546,762
                                                                                                             ----------
TELECOMMUNICATIONS  (2.2%)

SBC Communications, Inc.                                                  124,950                             3,242,453
Verizon Communications, Inc.                                               87,000                             3,426,060
                                                                                                             ----------
                                                                                                              6,668,513
                                                                                                             ----------
TRANSPORTATION SERVICES  (0.6%)

FedEx Corp.                                                                23,000                             1,970,870
                                                                                                             ----------

TOTAL COMMON STOCKS                                                                                         292,740,878

U.S. GOVERNMENT AGENCIES - DISCOUNT NOTES (3.2%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION  (3.2%)

1.72%, 10/1/04                                                         10,000,000                            10,000,000
                                                                                                          -------------
TOTAL U.S. GOVERNMENT AGENCIES - DISCOUNT NOTES                                                              10,000,000
                                                                                                          -------------

CORPORATE NOTES  (0.6%)
COMMUNITY DEVELOPMENT  (0.6%)
MMA Community Development                                                 395,000                               391,267
Investment, Inc., 1.87%, 1/1/05 +(c)
MMA Community Development                                               1,570,000                             1,558,696
                                                                                                          -------------
Investment, Inc., 2.80%, 1/1/05 +(c)

TOTAL CORPORATE NOTES                                                                                         1,949,963
                                                                                                          -------------

SECURITIES HELD AS COLLATERAL FOR SECURITIES PURPOSES (1.6%)
SHORT TERM (1.6%)
Northern Institutional Liquid Assets Portfolio                          4,938,430                             4,938,430
                                                                                                          -------------
                                                                                                              4,938,430
                                                                                                          -------------

TOTAL INVESTMENTS (COST $299,712,556) (d)   -   100.5%                                                      309,629,271
LIABILITIES IN EXCESS OF OTHER ASSETS   -  ( 0.5%)                                                           (1,514,101)
                                                                                                          -------------

NET ASSETS   -   100.0%                                                                                   $ 308,115,170
                                                                                                          =============

------------
(a) Represents non-income producing securities.

(b) All or part of this security was on loan as of September 30, 2004.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees.

(d) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:"

Unrealized appreciation.................................................           $ 32,145,204
Unrealized depreciation.................................................            (22,228,489)
                                                                                   ------------
Net unrealized appreciation.............................................           $  9,916,715

*     Effective yield at purchase.

+ Variable rate security. Rates presented are the rates in effect at September 30, 2004.

ADR -   American Depositary Receipt

PLC -   Public Liability Co.

SEE NOTES TO FINANCIAL STATEMENTS.

MMA PRAXIS INTERNATIONAL FUND
Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

                                                                                SHARES                              VALUE
                                                                                ------                              -----
COMMON STOCKS  (95.7%)
AUSTRALIA  (2.0%)
INSURANCE  (1.0%)
QBE Insurance Group Ltd. (a)                                                    138,337                          $  1,318,790
                                                                                                                 ------------
MINING  (1.0%)
Newcrest Mining Ltd.                                                            107,181                             1,184,790
                                                                                                                 ------------
                                                                                                                    2,503,580
                                                                                                                 ------------
AUSTRIA  (0.7%)
BANKS  (0.7%)
Bank Austria Creditanstalt                                                       11,294                               802,049
                                                                                                                 ------------
BELGIUM  (0.9%)
SPECIAL PURPOSE ENTITY  (0.9%)
Groupe Bruxelles Lambert S.A.                                                    14,972                             1,045,554
                                                                                                                 ------------
BERMUDA  (1.0%)
AGRICULTURAL OPERATIONS  (1.0%)
Bunge Ltd. (a)                                                                   30,712                             1,227,866
                                                                                                                 ------------
CANADA  (5.2%)
AUCTION HOUSE  (0.4%)
Ritchie Brothers Auctioneers, Inc.                                               17,663                               541,371
                                                                                                                 ------------
DIVERSIFIED OPERATIONS  (2.1%)
Brascan Corp.  (a) (b)                                                           83,750                             2,531,622
                                                                                                                 ------------
OIL & GAS EXPLORATION SERVICES  (2.7%)
Petro-Canada                                                                     63,900                             3,330,256
                                                                                                                 ------------
                                                                                                                    6,403,249
                                                                                                                 ------------
FINLAND  (0.3%)
MANUFACTURING-DIVERSIFIED  (0.3%)
Amer Group (a)                                                                    9,000                               425,347
                                                                                                                 ------------
FRANCE  (14.3%)
APPAREL MANUFACTURERS  (0.3%)
Hermes International                                                              1,946                               369,572
                                                                                                                 ------------
BANKS  (2.8%)
BNP Paribas S.A.                                                                 23,103                             1,494,131
Credit Agricole S.A.                                                             70,224                             1,917,939
                                                                                                                 ------------
                                                                                                                    3,412,070
                                                                                                                 ------------
BUILDING & CONSTRUCTION  (1.6%)
Compagnie de Saint-Gobain                                                        19,164                               985,073
Imerys S.A.                                                                      13,850                               922,415
                                                                                                                 ------------
                                                                                                                    1,907,488
                                                                                                                 ------------
FOOD DIVERSIFIED  (0.3%)
Sodexho Alliance S.A. (a)                                                        13,510                               357,892
                                                                                                                 ------------
INSURANCE  (1.5%)
CNP Assurances                                                                   20,428                             1,328,754
Scor (b)                                                                        314,364                               484,810
                                                                                                                 ------------
                                                                                                                    1,813,564
                                                                                                                 ------------
MEDIA  (2.8%)
Vivendi Universal S.A. (b)                                                      139,499                             3,579,210
                                                                                                                 ------------
OFFICE AUTOMATION & EQUIPMENT  (1.6%)
Neopost S.A.                                                                     30,279                             1,946,924
                                                                                                                 ------------
PUBLISHING  (0.3%)

Pagesjaunes (b)                                                                  17,579                               338,222
                                                                                                                   ----------
RETAIL  (0.3%)
Galeries Lafayette S.A.                                                           1,650                               327,722
                                                                                                                   ----------
TELECOMMUNICATIONS  (1.7%)
France Telecom S.A.                                                              83,182                             2,075,282
                                                                                                                   ----------
TELEVISION  (0.4%)
Societe Television Francaise 1 (a)                                               15,825                               449,528
                                                                                                                   ----------
TIRE & RUBBER  (0.7%)
Michelin                                                                         17,701                               900,846
                                                                                                                   ----------
                                                                                                                   17,478,320
                                                                                                                   ----------
GERMANY  (5.4%)
BANKS  (1.6%)
Deutsche Bank AG                                                                 26,285                             1,887,890
                                                                                                                   ----------
ELECTRIC-INTEGRATED  (0.1%)
RWE AG                                                                            2,392                               114,238
                                                                                                                   ----------
INSURANCE  (0.5%)
Allianz AG                                                                        6,064                               610,133
                                                                                                                   ----------
MACHINERY & ENGINEERING  (0.3%)
Linde AG                                                                          6,395                               368,724
                                                                                                                   ----------
MACHINERY / PRINT TRADE  (0.7%)
Heidelberger Druckmaschinen (b)                                                  28,299                               842,934
                                                                                                                   ----------
PUBLISHING  (0.1%)
Axel Springer AG                                                                  1,482                               162,199
                                                                                                                   ----------
TELECOMMUNICATIONS  (1.1%)
Deutsche Telecom AG (b)                                                          74,275                             1,376,404
                                                                                                                   ----------
TIRE & RUBBER  (1.0%)
Continental AG                                                                   22,803                             1,239,340
                                                                                                                   ----------
                                                                                                                    6,601,862
                                                                                                                   ----------
HONG KONG  (0.5%)
TELEVISION  (0.5%)
Television Broadcasts Ltd.                                                      129,000                               577,414
                                                                                                                   ----------
HUNGARY  (1.6%)
BANKS  (0.5%)
OTP Bank Rt. GDR                                                                 14,100                               591,495
                                                                                                                   ----------
OIL COMP-INTERGRATED  (1.1%)
Mol Magyar Olaj-Es Gz-Sp GDR                                                     29,645                             1,414,363
                                                                                                                   ----------
                                                                                                                    2,005,858
                                                                                                                   ----------
INDIA  (0.5%)
CHEMICALS  (0.5%)
Reliance Industries Ltd. GDR (a) (b) (c)                                         29,400                               641,508
                                                                                                                   ----------
IRELAND  (2.0%)
BANKS  (1.3%)
Anglo Irish Bank Corp. PLC                                                       86,001                             1,591,561
                                                                                                                   ----------
FINANCIAL SERVICES  (0.7%)
Irish Life & Permanent PLC (b)                                                   51,046                               822,145
                                                                                                                   ----------
                                                                                                                    2,413,706
                                                                                                                   ----------
ITALY  (2.0%)
ELECTRIC-INTEGRATED  (1.4%)
Enel SpA                                                                        136,095                             1,113,743
Trena SpA (b)                                                                   258,554                               615,796
                                                                                                                   ----------
                                                                                                                    1,729,539
                                                                                                                   ----------
PUBLISHING  (0.2%)

Mondadori (Arnoldo) Editore SpA                                                  22,470                               212,949
                                                                                                                   ----------
TELEVISION  (0.2%)
Mediaset SpA                                                                     21,382                               243,059
                                                                                                                   ----------
WIRELESS TELECOMMUNICATIONS  (0.2%)

Telecom Italia Mobile SpA                                           44,593                                240,698
                                                                                                        ---------
                                                                                                        2,426,245
                                                                                                        ---------
JAPAN  (16.6%)
AUTOMOTIVE  (2.7%)
Hino Motors Ltd. (a)                                                69,000                                481,680
Toyota Industries Corp.                                             36,600                                833,368
Toyota Motor Corp.                                                  52,100                              1,998,474
                                                                                                        ---------
                                                                                                        3,313,522
                                                                                                        ---------
BANKS  (2.7%)
Bank of Yokohama Ltd.                                              131,000                                704,922
Chiba Bank                                                         138,000                                725,028
Mitsubishi Tokyo Financial Group,                                      138                              1,152,770
Inc.
Sumitomo Trust & Banking Co.                                       126,000                                746,735
                                                                                                        ---------
                                                                                                        3,329,455
                                                                                                        ---------
BEVERAGES  (0.1%)
Ito En Ltd.                                                          2,600                                113,675
                                                                                                        ---------
CHEMICALS  (0.4%)
Sanyo Chemical Industries Ltd.                                      27,000                                184,311
Sumitomo Chemical Co., Ltd.                                         60,000                                284,688
                                                                                                        ---------
                                                                                                          468,999
                                                                                                        ---------
COSMETICS & TOILETRIES  (1.0%)
Uni-Charm Corp.                                                     23,900                              1,186,147
                                                                                                        ---------
ELECTRONIC & ELECTRICAL - GENERAL  (2.6%)
CANON, Inc.                                                         25,000                              1,177,112
Fanuc Ltd.                                                           5,500                                289,960
Keyence Corp.                                                          900                                189,629
Matsushita Electric Industrial Co., Ltd.                            61,000                                815,625

Nidec Corp. (a)                                                      4,500                                455,665
Sharp Corp.                                                         16,000                                220,479
                                                                                                        ---------
                                                                                                        3,148,470
                                                                                                        ---------
FINANCIAL SERVICES  (1.1%)
Nissin Co., Ltd. (a)                                               292,600                                630,334
Orix Corp.                                                           7,100                                729,264
                                                                                                        ---------
                                                                                                        1,359,598
                                                                                                        ---------

INSTRUMENTS-SCIENTIFIC  (0.1%)
Hamamatsu Photonics (a)                                              5,200                                 87,443
                                                                                                        ---------
INSURANCE  (0.4%)
Mitsui Sumitomo Insurance Co.                                       64,000                                528,801
                                                                                                        ---------
MACHINERY  (0.1%)
THK Co., Ltd. (a)                                                    5,200                                 87,584
                                                                                                        ---------
MACHINERY / PRINT TRADE  (0.2%)
Komori Corp.                                                        19,000                                241,958
                                                                                                        ---------
MOTION PICTURES & SERVICES  (0.0%)
Toho Co., Ltd.                                                       4,200                                 59,746
                                                                                                        ---------
PHARMACEUTICALS  (2.2%)
Daiichi Pharmaceuticals Co., Ltd.                                   17,700                                305,203
Eisai Co., Ltd.                                                     35,700                                973,504
Taisho Pharmaceutical Co., Ltd.                                     18,000                                333,773
Yamanouchi Pharmaceuticals Co., Ltd.                                34,900                              1,129,337
                                                                                                        ---------

                                                                                                        2,741,817
                                                                                                        ---------

REAL ESTATE INVESTMENT / MANAGEMENT  (0.5%)
Mitsubishi Estate Co., Ltd.                                         64,000                                669,000
                                                                                                        ---------
RETAIL  (1.4%)
Aeon Co., Ltd. (a)                                                   6,900                                111,263
Aeon Co., Ltd.  (a) (b)                                              6,900                                110,134

Marui Co., Ltd.                                                     55,700                                701,218
Ryohin Keikaku Co., Ltd. (a)                                         4,100                                177,394
Yamada Denki Co., Ltd. (a)                                          16,300                                563,014
                                                                                                       ----------
                                                                                                        1,663,023
                                                                                                       ----------
STEEL - PRODUCERS  (0.3%)
JFE Holdings, Inc.                                                  11,600                                331,082
                                                                                                      ----------
TELECOMMUNICATIONS  (0.7%)
Nippon Telegraph & Telephone Corp.                                     218                                869,900
                                                                                                       ----------
TRANSPORTATION  (0.1%)
Seino Transportation Co., Ltd.                                      10,000                                 89,533
                                                                                                       ----------
                                                                                                       20,289,753
                                                                                                       ----------
MEXICO  (1.3%)
BROADCASTING  (0.4%)
Grupo Televisa S.A. ADR                                              8,258                                435,444
                                                                                                       ----------
BUILDING PRODUCTS  (0.6%)
Cemex S.A. ADR                                                      24,612                                692,582
                                                                                                       ----------
TELECOMMUNICATIONS  (0.3%)
Telefonos de Mexico S.A. ADR                                        12,936                                417,445
                                                                                                       ----------
                                                                                                        1,545,471
                                                                                                       ----------
NETHERLANDS  (1.4%)
DISTRIBUTION/WHOLESALE  (0.2%)
Buhrmann N.V.                                                       30,311                                228,826
                                                                                                       ----------
MANUFACTURING - CONSUMER GOODS  (0.9%)
Adidas Salomon AG                                                    8,053                              1,123,744
                                                                                                       ----------
PUBLISHING  (0.3%)
N.V. Holdingsmaatschappij De                                        17,974                                406,849
                                                                                                       ----------
Telegraaf
                                                                                                        1,759,419
                                                                                                       ----------
SOUTH KOREA  (0.4%)
AUTOMOTIVE  (0.4%)
Hyundai Motor Co., Ltd. GDR (a)                                     38,529                                445,010
                                                                                                       ----------
SPAIN  (1.0%)
BUILDING & CONSTRUCTION  (0.1%)
Fomento De Construc Y Contra                                         3,157                                117,359
                                                                                                       ----------
UTILITIES - TELECOMMUNICATIONS  (0.5%)
Telefonica S.A.                                                     37,483                                561,744
                                                                                                       ----------
WATER  (0.4%)
Aguas De Barcelona - Class A (a)                                    33,669                                592,521
                                                                                                       ----------
                                                                                                        1,271,624
                                                                                                       ----------
SWEDEN  (1.4%)
AUTOMOTIVE  (1.4%)
Autoliv, Inc. (a)                                                   42,900                              1,714,751
                                                                                                       ----------
SWITZERLAND  (8.6%)
BANKS  (0.6%)
Ubs AG Registered                                                   10,681                                754,044
                                                                                                       ----------
CHEMICALS  (0.3%)
Lonza Group AG                                                       7,914                                358,803
                                                                                                       ----------
FOOD PRODUCTS  (1.4%)
Lindt & Spruengli AG                                                   431                                496,735
Nestle S.A.                                                          5,305                              1,218,561
                                                                                                       ----------
                                                                                                        1,715,296
                                                                                                       ----------
INSURANCE  (0.4%)
Baloise Holding Ltd.                                                 7,553                                292,693
Swiss Re                                                             3,037                                175,254
                                                                                                       ----------
                                                                                                          467,947
                                                                                                       ----------

INVESTMENT COMPANIES  (0.7%)
Pargesa Holding AG                                                     287                                875,914
                                                                                                       ----------

PHARMACEUTICALS  (5.1%)
Novartis AG                                                         59,974                              2,803,378
Roche Holding AG                                                    23,938                              2,480,123
Serono S.A.                                                          1,487                                920,791
                                                                                                      -----------
                                                                                                        6,204,292
                                                                                                      -----------
PUBLISHING  (0.1%)
Edipresse S.A.                                                         245                                124,950
                                                                                                      -----------
                                                                                                       10,501,246
                                                                                                      -----------
UNITED KINGDOM  (28.6%)
BANKS  (5.9%)
HBOS PLC                                                            88,068                              1,190,518
HSBC Holdings PLC                                                  178,743                              2,840,584
Lloyds TSB Group PLC                                               116,393                                910,095
Royal Bank of Scotland Group PLC                                    74,971                              2,168,229
                                                                                                      -----------
                                                                                                        7,109,426
                                                                                                      -----------
CHEMICALS  (1.6%)
Imperial Chemical Industries PLC                                   515,680                              1,971,704
                                                                                                      -----------
FINANCIAL SERVICES  (0.3%)
3I Group PLC                                                        31,838                                320,486
                                                                                                      -----------
MEDICAL PRODUCTS  (1.9%)
Smith & Nephew PLC                                                 255,955                              2,356,168
                                                                                                      -----------
MINERALS  (1.3%)
Billiton PLC                                                       152,021                              1,601,888
                                                                                                      -----------
OIL COMP-INTEGRATED  (2.0%)
BP Amoco PLC - ADR                                                  42,209                              2,428,284
                                                                                                      -----------
OIL COMP-INTERGRATED  (5.3%)
BP PLC                                                             675,056                              6,452,697
                                                                                                      -----------
PHARMACEUTICALS  (2.3%)
AstraZeneca Group PLC                                               17,697                                726,351
GlaxoSmithKline PLC                                                 97,402                              2,102,125
                                                                                                      -----------
                                                                                                        2,828,476
                                                                                                      -----------
REAL ESTATE OPERATORS/DEVELOPERS  (0.9%)
British Land Co., PLC                                               82,381                              1,110,654
                                                                                                      -----------
RETAIL  (3.9%)
Boots Group PLC                                                     64,720                                752,926
Dixons Group PLC                                                   152,158                                470,798
Kingfisher PLC                                                     443,209                              2,475,658
Next PLC                                                            36,878                              1,091,271
                                                                                                      -----------
                                                                                                        4,790,653
                                                                                                      -----------
UTILITIES - WATER  (0.7%)
United Utilities PLC                                                80,637                                811,703
                                                                                                      -----------
WIRELESS TELECOMMUNICATIONS  (2.5%)
Vodafone Group PLC                                               1,301,046                              3,117,937
                                                                                                      -----------
                                                                                                       34,900,076
                                                                                                      -----------
TOTAL COMMON STOCKS                                                                                   116,979,908
                                                                                                      -----------
CORPORATE NOTES  (1.1%)
COMMUNITY DEVELOPMENT  (1.1%)
DOMESTIC  (1.1%)
MMA Community Development                                          495,000                                490,322
Investment, Inc., 1.87%, 1/1/05, (d)
MMA Community Development                                          880,000                                873,664
                                                                                                      -----------
Investment, Inc., 2.80%, 1/1/05, (d)
                                                                                                        1,363,986
                                                                                                      -----------
TOTAL CORPORATE NOTES                                                                                   1,363,986
                                                                                                      -----------
SECURITIES HELD AS COLLATERAL FOR SECURITIES PURPOSES (8.1%)

SHORT TERM (8.1%)
Northern Institutional Liquid Assets Portfolio                   9,646,099                              9,646,099
U.S. Treasury, 7.25, 5/15/16                                       204,351                                204,351
                                                                                                    -------------
                                                                                                        9,850,450
TOTAL INVESTMENTS (COST $119,077,801) (e)   -   104.8%                                                128,194,344
LIABILITIES IN EXCESS OF OTHER ASSETS -   (4.8%)                                                       (5,895,600)
                                                                                                    -------------
NET ASSETS   -   100.0%                                                                             $ 122,298,744
                                                                                                    =============

------------

(a)   All or part of this security was on loan as of September 30, 2004.

(b)   Represents non-income producing securities.

(c) 144A security is restricted as to resale to institutional investors. These securities have been deemed liquid under guidelines established by the Board of Trustees.

(d) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees.

(e) Cost for federal income tax purposes is $119,308,027. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation...............        $ 11,016,686
Unrealized depreciation...............          (2,130,369)
                                              ------------
Net unrealized appreciation...........        $  8,886,317

+ Variable rate security. Rates presented are the rates in effect at September 30, 2004.

ADR- American Depository Receipt

AG- Aktiengesellschaft (German Stock Co.)

GDR- Global Depository Receipt

N.V.- Naankize Venncotschap (Dutch Corp.)

PLC- Public Limited Company

S.A.- Societe Anonyme (French Corp.)

SpA- Societa per Azioni (Italian Corp.)

SEE NOTES TO FINANCIAL STATEMENTS.

MMA PRAXIS VALUE INDEX FUND

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

                                                                    SHARES                                                 VALUE
                                                                    ------                                                 -----
COMMON STOCKS  (97.7%)
ADVERTISING AGENCIES  (0.1%)
Interpublic Group of Co., Inc. (a)                                   4,980                                               $   52,738
                                                                                                                         ----------
AIRLINES  (0.1%)
Southwest Airlines Co.                                               1,711                                                   23,304
                                                                                                                         ----------
APPAREL MANUFACTURERS  (0.4%)
Jones Apparel Group, Inc.                                            1,158                                                   41,456
Liz Claiborne, Inc.                                                  1,350                                                   50,922
V.F. Corp.                                                           1,217                                                   60,181
                                                                                                                         ----------
                                                                                                                            152,559
                                                                                                                         ----------
AUTOMOTIVE  (1.4%)
AutoNation, Inc. (a)                                                 2,107                                                   35,988
Dana Corp.                                                           1,770                                                   31,311
Ford Motor Co. (b)                                                  22,140                                                  311,067
Lear Corp.                                                             700                                                   38,115
PACCAR, Inc.                                                         1,995                                                  137,894
                                                                                                                         ----------
                                                                                                                            554,375
                                                                                                                         ----------
BANKS  (15.9%)
AmSouth Bancorp.                                                     4,220                                                  102,968
Bank of America Corp.                                               49,420                                                2,141,368
Bank of New York Co., Inc.                                           4,812                                                  140,366
BB&T Corp.                                                           6,920                                                  274,655
Comerica, Inc.                                                       1,986                                                  117,869
Golden West Financial Corp.                                            550                                                   61,023
Huntington Bancshares, Inc.                                          2,591                                                   64,542
KeyCorp                                                              5,301                                                  167,512
M & T Bank Corp.                                                     1,410                                                  134,937
Marshall & Ilsley Corp.                                              2,575                                                  103,773
National City Corp.                                                  8,250                                                  318,615
Northern Trust Corp.                                                   251                                                   10,241
Regions Financial Corp.                                              5,700                                                  188,442
SouthTrust Corp.                                                     2,280                                                   94,985
State Street Corp.                                                     960                                                   41,002
SunTrust Banks, Inc.                                                 3,330                                                  234,465
U.S. Bancorp.                                                       23,430                                                  677,126
Wachovia Corp.                                                      16,250                                                  762,937
Wells Fargo Co.                                                      8,760                                                  522,359
Zions Bancorp.                                                         493                                                   30,093
                                                                                                                         ----------
                                                                                                                          6,189,278
                                                                                                                         ----------
BEVERAGES  (0.4%)
Coca-Cola Enterprises, Inc.                                          5,800                                                  109,620
Pepsiamericas, Inc.                                                  1,630                                                   31,133
                                                                                                                         ----------
                                                                                                                            140,753
                                                                                                                         ----------
BROADCAST SERVICES & PROGRAMMING  (0.2%)
Clear Channel Communications, Inc.                                   2,530                                                   78,860
Univision Communications, Inc. (a)                                     434                                                   13,719
                                                                                                                         ----------
                                                                                                                             92,579
                                                                                                                         ----------
BROKERAGE SERVICES  (9.1%)
A.G. Edwards, Inc.                                                     814                                                   28,181
Bear Stearns Co., Inc.                                               1,195                                                  114,923
Goldman Sachs Group, Inc.                                            3,270                                                  304,895
J.P. Morgan Chase & Co.                                             43,550                                                1,730,241
Lehman Brothers Holdings, Inc.                                       3,469                                                  276,549

Merrill Lynch & Co.                                                  8,200                                                  407,704
Morgan Stanley Dean Witter & Co.                                    13,430                                                  662,099
                                                                                                                          ---------
                                                                                                                          3,524,592
                                                                                                                          ---------
CABLE TV  (2.0%)
Comcast Corp., Class A (a)                                          16,790                                                  474,150
Comcast Corp., Special Class A (a)                                  10,520                                                  293,718
                                                                                                                          ---------
                                                                                                                            767,868
                                                                                                                          ---------
CHEMICALS - GENERAL  (0.6%)
Air Products & Chemicals, Inc.                                       2,850                                                  154,983
Engelhard Corp.                                                        416                                                   11,794
Lyondell Petrochemical                                               2,120                                                   47,615
                                                                                                                             ------
                                                                                                                            214,392
                                                                                                                          ---------
COMPUTERS & PERIPHERALS  (2.8%)
Apple Computer, Inc. (a)                                             2,800                                                  108,500
Ceridian Corp. (a)                                                     448                                                    8,248
EMC Corp. (a)                                                        5,240                                                   60,470
Hewlett-Packard Co.                                                 37,270                                                  698,812
NCR Corp. (a)                                                          979                                                   48,549
Sun Microsystems, Inc. (a)                                          39,590                                                  159,943
                                                                                                                          ---------
                                                                                                                          1,084,522
                                                                                                                          ---------
CONSUMER PRODUCTS  (0.0%)
Bausch & Lomb, Inc.                                                    250                                                   16,613
                                                                                                                          ---------
CONTAINERS - PAPER & PLASTIC  (0.1%)
Bemis Co., Inc.                                                      1,270                                                   33,757
                                                                                                                          ---------
COSMETICS & TOILETRIES  (0.0%)
Alberto-Culver Co., Class B                                            136                                                    5,913
                                                                                                                          ---------
DISTRIBUTION  (0.3%)
Genuine Parts Co.                                                    1,805                                                   69,276
W.W. Grainger, Inc.                                                    580                                                   33,437
                                                                                                                          ---------
                                                                                                                            102,713
                                                                                                                          ---------
ELECTRIC SERVICES  (0.9%)
CenterPoint Energy, Inc.                                             3,149                                                   32,624
Cinergy Corp.                                                        2,052                                                   81,259
Consolidated Edison, Inc. (b)                                        2,950                                                  124,018
NiSource, Inc.                                                       3,349                                                   70,362
Pepco Holdings, Inc.                                                 2,130                                                   42,387
                                                                                                                          ---------
                                                                                                                            350,650
                                                                                                                          ---------
ELECTRONIC & ELECTRICAL - GENERAL  (1.7%)
Advanced Micro Devices, Inc. (a) (b)                                 3,608                                                   46,904
American Power Conversion Corp.                                      2,380                                                   41,388
Avnet, Inc. (a)                                                      1,430                                                   24,482
Jabil Circuit, Inc. (a)                                                 84                                                    1,932
LSI Logic Corp. (a) (b)                                              2,904                                                   12,516
Micron Technology, Inc. (a)                                          2,414                                                   29,040
Molex, Inc.                                                            212                                                    6,322
Molex, Inc., Class A                                                   196                                                    5,157
Novellus Systems, Inc. (a)                                             126                                                    3,350
Sanmina-SCI Corp. (a)                                                1,945                                                   13,712
Solectron Corp. (a)                                                     87                                                      431
Texas Instruments, Inc.                                             21,680                                                  461,351
                                                                                                                          ---------
                                                                                                                            646,585
                                                                                                                          ---------
ENERGY  (0.3%)
Valero Energy                                                        1,530                                                  122,721
                                                                                                                          ---------
FINANCIAL SERVICES  (9.8%)
Ambac Financial Group, Inc.                                            586                                                   46,851
Capital One Financial Corp.                                            509                                                   37,615
Charles Schwab Corp.                                                 2,270                                                   20,861
Citigroup, Inc.                                                     48,260                                                2,129,231

Countrywide Credit Industries, Inc.                                  6,640                                                  261,550
E*Trade Group, Inc. (a)                                              1,390                                                   15,874
First Horizon Natl Corp.                                             1,337                                                   57,972
Franklin Resources, Inc.                                             1,310                                                   73,046
Freddie Mac                                                          4,400                                                  287,056
Janus Capital Group, Inc.                                            2,110                                                   28,717
MBIA, Inc.                                                             976                                                   56,813
MBNA Corp.                                                           3,040                                                   76,608
MGIC Investment Corp.                                                  853                                                   56,767
PNC Financial Services Group                                         3,480                                                  188,268
Providian Financial Corp. (a) (b)                                    3,004                                                   46,682
Washington Mutual, Inc.                                             10,690                                                  417,765
                                                                                                                          ---------
                                                                                                                          3,801,676
                                                                                                                          ---------
FOOD DISTRIBUTORS & WHOLESALERS  (0.8%)
Albertsons, Inc.                                                     4,440                                                  106,250
Dean Foods Co. (a)                                                   1,870                                                   56,137
Safeway, Inc. (a)                                                    4,924                                                   95,082
SUPERVALU, Inc.                                                      1,251                                                   34,465
                                                                                                                          ---------
                                                                                                                            291,934
                                                                                                                          ---------
FOOD PRODUCTS  (0.5%)
Kraft Foods, Inc.                                                    6,650                                                  210,938
                                                                                                                          ---------
FORESTRY  (0.2%)
Plum Creek Timber Co., Inc.                                          1,969                                                   68,974
                                                                                                                          ---------
FURNITURE & HOME FURNISHINGS  (0.1%)
Leggett & Platt, Inc.                                                  940                                                   26,414
                                                                                                                          ---------
HEALTH CARE SERVICES  (0.8%)
Aetna, Inc.                                                            940                                                   93,935
AmerisourceBergen Corp.                                                530                                                   28,466
Anthem, Inc. (a)                                                       528                                                   46,068
Humana, Inc. (a)                                                       850                                                   16,983
McKesson HBOC, Inc.                                                  1,200                                                   30,780
Medco Health Solutions, Inc. (a)                                       867                                                   26,790
Tenet Healthcare Corp. (a)                                           5,540                                                   59,777
Wellpoint Health Networks, Inc. (a)                                    236                                                   24,801
                                                                                                                          ---------
                                                                                                                            327,600
                                                                                                                          ---------
HOME DECORATION PRODUCTS  (0.2%)
Newell Rubbermaid, Inc. (b)                                          3,270                                                   65,531
                                                                                                                          ---------
HOTELS & MOTELS  (0.2%)
Marriott International, Inc., Class A                                  383                                                   19,901
Starwood Hotels & Resorts Worldwide,                                   984                                                   45,677
                                                                                                                          ---------
Inc.
                                                                                                                             65,578
                                                                                                                          ---------
INDUSTRIAL GOODS & SERVICES  (0.5%)
Masco Corp.                                                          5,210                                                  179,901
                                                                                                                            -------
INSURANCE  (7.0%)
AFLAC, Inc.                                                            902                                                   35,367
Allstate Corp.                                                       8,800                                                  422,312
American International Group, Inc.                                   8,060                                                  547,998
Aon Corp.                                                            4,216                                                  121,168
Chubb Corp.                                                          2,340                                                  164,455
CIGNA Corp.                                                          1,570                                                  109,319
Cincinnati Financial Corp.                                           2,122                                                   87,469
Hartford Financial Services Group, Inc.                              2,820                                                  174,643

Jefferson-Pilot Corp.                                                1,462                                                   72,603
Lincoln National Corp.                                               1,437                                                   67,539
MetLife, Inc.                                                        9,190                                                  355,194
Principal Financial Group, Inc.                                      2,039                                                   73,343
SAFECO Corp.                                                         1,465                                                   66,877

St. Paul Cos., Inc.                                                  8,350                                                  276,051
Torchmark Corp.                                                      1,170                                                   62,221
UnumProvident Corp.                                                  2,865                                                   44,952
Wesco Financial Corp. (a)                                               80                                                   28,120
                                                                                                                          ---------
                                                                                                                          2,709,631
                                                                                                                          ---------
INSURANCE PROPERTY-CASUALTY  (0.5%)
ACE Ltd.                                                             2,370                                                   94,942
XL Capital Ltd.                                                      1,390                                                  102,846
                                                                                                                          ---------
                                                                                                                            197,788
                                                                                                                          ---------
MACHINERY  (0.4%)
Ingersoll-Rand Co., Ltd.                                             2,160                                                  146,815
                                                                                                                          ---------
MANUFACTURING  (0.4%)
Brunswick Corp.                                                      1,130                                                   51,709
Cooper Industries Ltd., Class A                                      1,004                                                   59,236
Dover Corp.                                                            629                                                   24,449
SPX Corp.                                                              583                                                   20,638
                                                                                                                          ---------
                                                                                                                            156,032
                                                                                                                          ---------
MEDICAL - HOSPITALS  (0.1%)
Health Management Associates, Inc.,                                  1,930                                                   39,430
                                                                                                                          ---------
Class A
MEDICAL SUPPLIES  (0.0%)
Hillenbrand Industry, Inc.                                             216                                                   10,914
                                                                                                                          ---------
METALS  (0.3%)
Alcan, Inc. (b)                                                      1,530                                                   73,134
Nucor Corp. (b)                                                        381                                                   34,812
                                                                                                                          ---------
                                                                                                                            107,946
                                                                                                                          ---------
MINING  (0.1%)
Placer Dome, Inc. (b)                                                1,280                                                   25,446
                                                                                                                          ---------
MULTIMEDIA  (1.9%)
Time Warner, Inc. (a)                                               45,130                                                  728,398
                                                                                                                          ---------
NEWSPAPERS  (1.1%)
Gannett Co., Inc.                                                    3,329                                                  278,837
Tribune Co.                                                          3,843                                                  158,139
                                                                                                                          ---------
                                                                                                                            436,976
                                                                                                                          ---------
OIL & GAS EXPLORATION, PRODUCTION & SERVICES  (2.9%)
Anadarko Petroleum Corp.                                             2,931                                                  194,501
Apache Corp.                                                         3,890                                                  194,928
Burlington Resources, Inc.                                           4,970                                                  202,777
Devon Energy Corp.                                                   2,840                                                  201,668
ENSCO International, Inc.                                              745                                                   24,339
EOG Resources, Inc.                                                  1,233                                                   81,193
GlobalSantaFe Corp. (b)                                              1,747                                                   53,546
Nabors Industries Ltd. (a)                                             546                                                   25,853
Noble Corp. (a)                                                        980                                                   44,051
Transocean Sedco Forex, Inc. (a)                                     3,130                                                  111,991
                                                                                                                          ---------
                                                                                                                          1,134,847
                                                                                                                          ---------
OIL & GAS TRANSMISSION  (0.6%)
El Paso Corp.                                                        6,943                                                   63,806
KeySpan Corp.                                                        2,010                                                   78,792
Sempra Energy                                                        2,559                                                   92,610
                                                                                                                          ---------
                                                                                                                            235,208
                                                                                                                          ---------
OIL - INTEGRATED  (14.0%)
BP Amoco PLC ADR                                                    43,760                                                2,517,514
ConocoPhillips                                                       8,480                                                  702,568
Royal Dutch Petroleum Co.                                           25,460                                                1,313,736
Shell Transport & Trading Co. PLC ADR (b)                           19,600                                                  872,396
Sunoco, Inc.                                                           800                                                   59,184
                                                                                                                          ---------

                                                                                                                          5,465,398
                                                                                                                          ---------
PAPER PRODUCTS  (1.5%)
Boise Cascade Corp.                                                  1,040                                                   34,611
International Paper Co.                                              6,080                                                  245,693
MeadWestvaco Corp.                                                   2,122                                                   67,692
Temple-Inland, Inc.                                                    562                                                   37,738
Weyerhaeuser Co.                                                     2,860                                                  190,133
                                                                                                                          ---------
                                                                                                                            575,867
                                                                                                                          ---------
PHARMACEUTICALS  (0.2%)
Caremark Rx, Inc. (a)                                                  820                                                   26,297
King Pharmaceuticals, Inc. (a)                                       2,084                                                   24,883
Watson Pharmaceutical, Inc. (a)                                        436                                                   12,845
                                                                                                                          ---------
                                                                                                                             64,025
                                                                                                                          ---------
PIPELINES  (0.4%)
Kinder Morgan, Inc.                                                    663                                                   41,650
Questar Corp.                                                          860                                                   39,405
The Williams Cos., Inc.                                              5,336                                                   64,565
                                                                                                                          ---------
                                                                                                                            145,620
                                                                                                                          ---------
PRINTING - COMMERCIAL  (0.2%)
R.R. Donnelley & Sons Co.                                            2,590                                                   81,119
                                                                                                                          ---------
RAILROADS  (0.6%)
CSX Corp.                                                            2,630                                                   87,316
Norfolk Southern Corp.                                               4,463                                                  132,730
                                                                                                                          ---------
                                                                                                                            220,046
                                                                                                                          ---------
RAW MATERIALS  (0.2%)
Vulcan Materials Co.                                                 1,143                                                   58,236
                                                                                                                          ---------
REAL ESTATE INVESTMENT TRUST  (1.2%)
AMB Property Corp.                                                     980                                                   36,280
Apartment Investment & Management                                      975                                                   33,911
Co.
Avalonbay Communities, Inc.                                            880                                                   52,994
Duke Realty Investments, Inc.                                        1,569                                                   52,091
Equity Office Properties Trust                                       4,920                                                  134,069
Equity Residential Properties Trust                                  3,131                                                   97,060
ProLogis                                                             1,862                                                   65,617
                                                                                                                          ---------
                                                                                                                            472,022
                                                                                                                          ---------
RESIDENTIAL BUILDING CONSTRUCTION  (0.3%)
Centex Corp.                                                           308                                                   15,542
KB Home                                                                382                                                   32,275
Pulte Homes, Inc.                                                      810                                                   49,710
                                                                                                                          ---------
                                                                                                                             97,527
                                                                                                                          ---------
RESTAURANTS  (1.2%)
Darden Restaurants, Inc.                                               660                                                   15,391
McDonald's Corp.                                                    15,770                                                  442,033
Wendy's International, Inc.                                            518                                                   17,405
                                                                                                                          ---------
                                                                                                                            474,829
                                                                                                                          ---------
RETAIL  (2.2%)
Costco Wholesale Corp.                                               3,240                                                  134,654
CVS Corp.                                                            2,160                                                   91,001
Federated Department Stores, Inc.                                    1,938                                                   88,043
J.C. Penney Co., Inc.                                                3,149                                                  111,097
Limited, Inc.                                                        5,950                                                  132,626
May Department Stores Co.                                            3,410                                                   87,398
Office Depot, Inc. (a)                                               3,720                                                   55,912
Sears, Roebuck & Co.                                                 2,627                                                  104,686
Toys "R" Us, Inc. (a)                                                2,550                                                   45,237
                                                                                                                          ---------
                                                                                                                            850,654
                                                                                                                          ---------
SOFTWARE & COMPUTER SERVICES  (0.4%)

Affiliated Computer Services - Class A *                               320                                                   17,814
 (a)
Compuware Corp. (a)                                                  4,600                                                   23,690
PeopleSoft, Inc. (a)                                                 3,906                                                   77,534
Siebel Systems, Inc. (a)                                             3,470                                                   26,164
                                                                                                                         ----------
                                                                                                                            145,202
                                                                                                                         ----------
TELECOMMUNICATIONS  (9.8%)
ALLTEL Corp.                                                         3,750                                                  205,913
Andrew Corporation (a)                                               1,070                                                   13,097
AT&T Corp.                                                           9,960                                                  142,627
AT&T Wireless Services, Inc. (a)                                     6,490                                                   95,922
BellSouth Corp.                                                     22,230                                                  602,878
CenturyTel, Inc.                                                     1,335                                                   45,710
Citizens Communications Co.                                          4,110                                                   55,033
SBC Communications, Inc.                                            40,470                                                1,050,197
Sprint Corp.                                                        10,530                                                  211,969
Telephone & Data Systems, Inc.                                         595                                                   50,081
Verizon Communications, Inc.                                        33,860                                                1,333,406
                                                                                                                         ----------
                                                                                                                          3,806,833
                                                                                                                         ----------
TELECOMMUNICATIONS-SERVICES & EQUIPMENT  (0.5%)
Comverse Technology, Inc. (a)                                          776                                                   14,612
Corning, Inc. (a)                                                    6,210                                                   68,807
JDS Uniphase Corp. (a)                                                 860                                                    2,898
Scientific-Atlanta, Inc.                                             1,536                                                   39,813
Tellabs, Inc. (a)                                                    5,210                                                   47,880
                                                                                                                         ----------
                                                                                                                            174,010
                                                                                                                         ----------
TRANSPORTATION SERVICES  (0.2%)
FedEx Corp.                                                            741                                                   63,496
                                                                                                                         ----------
TRAVEL SERVICES  (0.1%)
Sabre Holdings Corp.                                                 1,211                                                   29,706
                                                                                                                         ----------
TOTAL COMMON STOCKS                                                                                                      37,768,479
                                                                                                                         ----------
CORPORATE NOTES  (0.8%)
COMMUNITY DEVELOPMENT  (0.8%)
MMA Community Development                                           75,000                                                   74,291
Investment, Inc., 0.96%, 1/1/05, (c)
MMA Community Development                                          235,000                                                  233,308
                                                                                                                         ----------
Investment, INC., 2.80%, 1/1/05, (c)

TOTAL CORPORATE NOTES                                                                                                       307,599
                                                                                                                         ----------
SECURITIES HELD AS COLLATERAL FOR SECURITIES PURPOSES (2.1%)
SHORT TERM (2.1%)
Bank of New York City Collateral                                        44                                                       44
Banko Santander Central Collateral                                   2,564                                                    2,564
Chase Manhattan Collateral                                               1                                                        1
Den Danske Bank Collateral                                           5,727                                                    5,727
Lloyd's Letter of Credit                                            23,988                                                   23,988
LOCC HSBC Letter of Credit                                           8,724                                                    8,724
Monte Dei Paschi Di Siena Collateral                                10,904                                                   10,904
National Australia Collateral                                       21,808                                                   21,808
Northern Institutional Liquid Assets Portfolio                     682,096                                                  682,095
Paribas Letter of Credit                                            22,387                                                   22,387
Royal Bank of Canada Letter of Credit                               13,085                                                   13,085
Standard Chartered Bank Letter of Credit                             6,542                                                    6,542
Westpac Letter of Credit                                             4,318                                                    4,318
                                                                                                                         ----------
                                                                                                                            802,187
                                                                                                                         ----------

TOTAL INVESTMENTS (COST $35,320,070) (D)   -   100.5%                                                                    38,878,265

LIABILITIES IN EXCESS OF OTHER ASSETS -   (0.5%)                                                                          (219,805)
                                                                                                                      ------------
NET ASSETS   -   100.0%                                                                                               $ 38,658,460
                                                                                                                      ============

------------

(a)   Represents non-income producing securities.

(b)   All or part of this security was on loan as of September 30, 2004.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees.

(d) Cost for federal income tax purposes is $35,825,221. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation............... $  4,350,384
Unrealized depreciation...............   (1,297,340)
                                       ------------
Net unrealized appreciation........... $  3,053,044

+ Variable rate security. Rates presented are the rates in effect at September 30, 2004.

ADR-  American Depository Receipt

PLC - Public Liability Co.

SEE NOTES TO FINANCIAL STATEMENTS.

MMA PRAXIS MUTUAL FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2004
(UNAUDITED)

SECURITIES VALUATION:

Securities are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation. The Funds use various independent pricing services to value most of their investments. If market quotations are not available, the securities are valued by a method which the Board of Trustees believes accurately reflects fair value.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls a procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               MMA Praxis Mutual Funds

By (Signature and Title)       /s/ Trent Statczar      Trent Statczar, Treasurer
                               ---------------------

Date     11/23/04

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Trent Statczar      Trent Statczar, Treasurer
                               ---------------------

Date     11/23/04

By (Signature and Title)       /s/ John L. Liechty    John L. Liechty, President
                               ---------------------

Date     11/24/04